Fair Value Measurements (Reconciliation of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs) (Detail) - JPY (¥) ¥ in Millions		3 Months Ended		9 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Equity security
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		¥ 92,008	¥ 76,664	¥ 91,410	¥ 83,901
Gains or losses (realized/ unrealized), included in earnings	[1]	(413)	3,464	12,322	5,308
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	2,656	(1,562)	3,674	(3,805)
Gains or losses (realized/ unrealized), total		2,243	1,902	15,996	1,503
Purchases	[3]	9,200	2	22,891	871
Sales		(420)	(1,337)	(26,795)	(4,709)
Settlements	[4]	(218)	(1,271)	(689)	(5,281)
Transfers in and/or out of Level 3 (net)		(610)	0	(610)	(325)
Ending Balance		102,203	75,960	102,203	75,960
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(516)	3,319	1,012	5,095
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	2,630	(1,562)	3,638	(3,801)
Investment funds | Equity security
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance			76,664		83,901
Gains or losses (realized/ unrealized), included in earnings	[1]		3,464		5,308
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]		(1,562)		(3,805)
Gains or losses (realized/ unrealized), total			1,902		1,503
Purchases	[3]		2		871
Sales			(1,337)		(4,709)
Settlements	[4]		(1,271)		(5,281)
Transfers in and/or out of Level 3 (net)			0		(325)
Ending Balance			75,960		75,960
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]		3,319		5,095
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]		(1,562)		(3,801)
Investment funds, and others | Equity security
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		92,008		91,410
Gains or losses (realized/ unrealized), included in earnings	[1]	(413)		12,322
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	2,656		3,674
Gains or losses (realized/ unrealized), total		2,243		15,996
Purchases	[3]	9,200		22,891
Sales		(420)		(26,795)
Settlements	[4]	(218)		(689)
Transfers in and/or out of Level 3 (net)		(610)		(610)
Ending Balance		102,203		102,203
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(516)		1,012
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	2,630		3,638
Other assets
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		5,564	9,062	6,297	18,206
Gains or losses (realized/ unrealized), included in earnings	[1]	(591)	(2,400)	(1,868)	(12,759)
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	0	0	0	0
Gains or losses (realized/ unrealized), total		(591)	(2,400)	(1,868)	(12,759)
Purchases	[3]	414	691	1,464	2,064
Sales		0	0	0	0
Settlements	[4]	(118)	(60)	(624)	(218)
Transfers in and/or out of Level 3 (net)		0	0	0	0
Ending Balance		5,269	7,293	5,269	7,293
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(591)	(2,400)	(1,868)	(12,759)
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	0	0	0	0
Variable Annuity and Variable Life Insurance Contracts
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[5]	226,221	296,810	266,422	300,739
Gains or losses (realized/ unrealized), included in earnings	[1],[5]	(1,141)	(16,700)	(7,872)	(34,141)
Gains or losses (realized/ unrealized), included in other comprehensive income	[2],[5]	9	(151)	(75)	(892)
Gains or losses (realized/ unrealized), total	[5]	(1,132)	(16,851)	(7,947)	(35,033)
Purchases	[3],[5]	0	0	0	0
Sales	[5]	0	0	0	0
Settlements	[4],[5]	(11,145)	(23,388)	(58,161)	(45,499)
Transfers in and/or out of Level 3 (net)	[5]	0	0	0	0
Ending Balance	[5]	216,208	290,273	216,208	290,273
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1],[5]	(1,141)	(16,700)	(7,872)	(34,141)
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2],[5]	9	(151)	(75)	(892)
Reinsurance Recoverable | Other assets
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[6]	5,564	9,062	6,297	18,206
Gains or losses (realized/ unrealized), included in earnings	[1],[6]	(591)	(2,400)	(1,868)	(12,759)
Gains or losses (realized/ unrealized), included in other comprehensive income	[2],[6]	0	0	0	0
Gains or losses (realized/ unrealized), total	[6]	(591)	(2,400)	(1,868)	(12,759)
Purchases	[3],[6]	414	691	1,464	2,064
Sales	[6]	0	0	0	0
Settlements	[4],[6]	(118)	(60)	(624)	(218)
Transfers in and/or out of Level 3 (net)	[6]	0	0	0	0
Ending Balance	[6]	5,269	7,293	5,269	7,293
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1],[6]	(591)	(2,400)	(1,868)	(12,759)
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2],[6]	0	0	0	0
Insurance Contract, Rights and Obligations
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		226,221	296,810	266,422	300,739
Gains or losses (realized/ unrealized), included in earnings	[1]	(1,141)	(16,700)	(7,872)	(34,141)
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	9	(151)	(75)	(892)
Gains or losses (realized/ unrealized), total		(1,132)	(16,851)	(7,947)	(35,033)
Purchases	[3]	0	0	0	0
Sales		0	0	0	0
Settlements	[4]	(11,145)	(23,388)	(58,161)	(45,499)
Transfers in and/or out of Level 3 (net)		0	0	0	0
Ending Balance		216,208	290,273	216,208	290,273
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(1,141)	(16,700)	(7,872)	(34,141)
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	9	(151)	(75)	(892)
Derivative Financial Instruments, Assets and Liabilities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		15,605	20,492	13,790	19,230
Gains or losses (realized/ unrealized), included in earnings	[1]	827	(5,283)	2,445	(3,492)
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	433	(391)	630	(950)
Gains or losses (realized/ unrealized), total		1,260	(5,674)	3,075	(4,442)
Purchases	[3]	0	0	0	30
Sales		0	0	0	0
Settlements	[4]	0	0	0	0
Transfers in and/or out of Level 3 (net)		0	0	0	0
Ending Balance		16,865	14,818	16,865	14,818
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	827	(5,283)	2,445	(3,492)
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	433	(391)	630	(950)
Derivative Financial Instruments, Assets and Liabilities | Options held/written and other
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		15,605	20,492	13,790	19,230
Gains or losses (realized/ unrealized), included in earnings	[1]	827	(5,283)	2,445	(3,492)
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	433	(391)	630	(950)
Gains or losses (realized/ unrealized), total		1,260	(5,674)	3,075	(4,442)
Purchases	[3]	0	0	0	30
Sales		0	0	0	0
Settlements	[4]	0	0	0	0
Transfers in and/or out of Level 3 (net)		0	0	0	0
Ending Balance		16,865	14,818	16,865	14,818
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	827	(5,283)	2,445	(3,492)
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	433	(391)	630	(950)
Available-for-sale Debt Securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		137,236	101,292	133,457	88,353
Gains or losses (realized/ unrealized), included in earnings	[1]	967	(680)	5,248	(2,063)
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	1,827	1,264	3,654	10,102
Gains or losses (realized/ unrealized), total		2,794	584	8,902	8,039
Purchases	[3]	29,057	10,305	51,327	23,936
Sales		0	(875)	(7,485)	(4,874)
Settlements	[4]	(30,902)	(1,924)	(48,016)	(4,072)
Transfers in and/or out of Level 3 (net)		0	0	0	(2,000)
Ending Balance		138,185	109,382	138,185	109,382
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	390	(107)	711	(48)
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	1,873	1,191	3,777	9,887
Available-for-sale Debt Securities | Corporate debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		809	1,501	1,021	3,994
Gains or losses (realized/ unrealized), included in earnings	[1]	0	0	0	0
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	0	0	0	2
Gains or losses (realized/ unrealized), total		0	0	0	2
Purchases	[3]	0	0	0	0
Sales		0	0	0	0
Settlements	[4]	(70)	(239)	(282)	(734)
Transfers in and/or out of Level 3 (net)		0	0	0	(2,000)
Ending Balance		739	1,262	739	1,262
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	0	0	0	0
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	0	(1)	0	1
Available-for-sale Debt Securities | Other asset-backed securities and debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		133,636	97,038	129,675	81,527
Gains or losses (realized/ unrealized), included in earnings	[1]	967	(680)	5,248	(2,063)
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	1,749	1,324	3,546	10,239
Gains or losses (realized/ unrealized), total		2,716	644	8,794	8,176
Purchases	[3]	29,057	10,305	51,327	23,936
Sales		0	(875)	(7,485)	(4,874)
Settlements	[4]	(30,832)	(1,685)	(47,734)	(3,338)
Transfers in and/or out of Level 3 (net)		0	0	0	0
Ending Balance		134,577	105,427	134,577	105,427
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	390	(107)	711	(48)
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	1,795	1,252	3,669	10,025
Available-for-sale Debt Securities | Japanese prefectural and foreign municipal bond securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		2,791	2,753	2,761	2,832
Gains or losses (realized/ unrealized), included in earnings	[1]	0	0	0	0
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	78	(60)	108	(139)
Gains or losses (realized/ unrealized), total		78	(60)	108	(139)
Purchases	[3]	0	0	0	0
Sales		0	0	0	0
Settlements	[4]	0	0	0	0
Transfers in and/or out of Level 3 (net)		0	0	0	0
Ending Balance		2,869	2,693	2,869	2,693
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	0	0	0	0
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	¥ 78	¥ (60)	¥ 108	¥ (139)

[1]	Principally, gains and losses from available-for-sale debt securities are included in “Gains on investment securities and dividends”, “Write-downs of securities” or “Life insurance premiums and related investment income”; equity securities are included in “Gains on investment securities and dividends” and “Life insurance premiums and related investment income” and derivative assets and liabilities (net) are included in “Other (income) and expense” respectively. Additionally, for available-for-sale debt securities, amortization of interest recognized in finance revenues is included in these columns.
[2]	Unrealized gains and losses from available-for-sale debt securities are included in “Net change of unrealized gains (losses) on investment in securities” and “Net change of foreign currency translation adjustments”, unrealized gains and losses from equity securities and derivative assets and liabilities (net) are included mainly in “Net change of foreign currency translation adjustments”, unrealized gains and losses from policy liabilities and policy account balances are included in “Net change of debt valuation adjustments.”
[3]	Increases resulting from an acquisition of a subsidiary and insurance contracts ceded to reinsurance companies are included.
[4]	Decreases resulting from the receipts of reimbursements for benefits, and decreases resulting from insurance payouts to variable annuity and variable life policyholders due to death, surrender and maturity of the investment period are included.
[5]	“Included in earnings” in the above table is recorded in “Life insurance costs” and includes changes in the fair value of policy liabilities and policy account balances resulting from gains or losses on the underlying investment assets managed on behalf of variable annuity and variable life policyholders, and the changes in the minimum guarantee risks relating to variable annuity and variable life insurance contracts as well as insurance costs recognized for insurance and annuity payouts as a result of insured events.
[6]	“Included in earnings” in the above table includes changes in the fair value of reinsurance contracts recorded in “Life insurance costs” and reinsurance premiums, net of reinsurance benefits received, recorded in “Life insurance premiums and related investment income.”